BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
BORROWINGS
Schedule of borrowings

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Short‑term borrowings	288,280	207,717
Long‑term borrowings	—	182,917
Total	288,280	390,634